Lease (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
The Amounts Recognized In The Consolidated Statement Of Financial Position
16.1.1 Amounts recognized in the consolidated statements of financial position related to lease as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024		December 31, 2025
Right-of-use property and equipment:*
Real estate	￦	937,887	￦	853,940
Vehicles		17,770		15,575
Others		4,008		2,286

		959,665		871,801

Right-of-use intangible assets*		588		—

	￦	960,253	￦	871,801

Lease liabilities*	￦	964,399	￦	901,113

*	Included in property and equipment, intangible assets, and other liabilities.
16.1.2 Amounts recognized in the consolidated statements of comprehensive income related to lease for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024		2025
Depreciation and amortization of right-of-use assets:
Real estate	￦	304,882	￦	321,490
Vehicles		18,531		17,320
Others		1,882		2,318
Intangible assets		1,007		588

	￦	326,302	￦	341,716

Interest expenses on the lease liabilities	￦	40,454	￦	33,185
Expense relating to short-term lease		3,960		3,669
Expense relating to lease of low-value assets that are not short-term lease		4,682		4,096
Expense relating to variable lease payments not included in lease liabilities (included in administrative expenses)		147		159
Total cash outflows for lease for the years ended December 31, 2024 and 2025 are ￦ 326,821 million and ￦ 374,877 million, respectively.

Details Of The Finance Lease As A Finance Lessee
16.2 The Group as a Lessor
16.2.1 The Group as a finance lessor
16.2.1.1 Gross investment in the lease and present value of minimum lease payments as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024				December 31, 2025
	Gross investment in the lease		Present value of minimum lease payments		Gross investment in the lease		Present value of minimum lease payments
Up to 1 year	￦	291,341	￦	218,942	￦	191,385	￦	139,903
1-5 years		348,909		264,617		363,689		246,308
Over 5 years		6,038		6,038		11,501		7,460

	￦	646,288	￦	489,597	￦	566,575	￦	393,671

16.2.1.2 Unearned finance income on finance lease as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024		December 31, 2025
Gross investment in the lease	￦	646,288	￦	566,575
Net investment in the lease:
Present value of minimum lease payments		489,597		393,671
Present value of unguaranteed residual value		104,846		109,023

		594,443		502,694

Unearned finance income	￦	51,845	￦	63,881

16.2.2 The Group as an operating lessor
Future minimum lease payments to be received from the
non-cancellable
lease contracts as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024		December 31, 2025
Minimum lease payments to be received:
Up to 1 year	￦	876,011	￦	884,866
1-5 years		1,710,770		1,934,480
Over 5 years		205,095		156,546

	￦	2,791,876	￦	2,975,892